Financial instruments - additional disclosures (Details 16) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Hypothetical increase decrease percentage in equity price sensitivity	15.00%
Hypothetical 15% increase [member]
Statement [line items]
Equity price sensitivity impact of the risk factors in the income statement	$ 154	$ 156
Equity price sensitivity impact of the risk factors in the equity	179	167
Hypothetical 15% decrease [member]
Statement [line items]
Equity price sensitivity impact of the risk factors in the income statement	(154)	(156)
Equity price sensitivity impact of the risk factors in the equity	$ (179)	$ (167)